NON-CONTROLLING INTERESTS (Schedule of Non-controlling Interests) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of subsidiaries [line items]
Balance, April 1, 2018	$ 68,943	$ 54,814
Share of net income (loss)	12,323	11,902
Share of other comprehensive income (loss)	(3,064)	5,144
Distributions	(13,259)	(7,785)
Acquisition of non-controlling interest	(3,271)
Disposition upon wound-up of a subsidiary	(1,002)
Balance, March 31, 2019	65,735	68,943
Henan Found [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2018	65,601	53,812
Share of net income (loss)	9,992	10,230
Share of other comprehensive income (loss)	(3,687)	4,476
Distributions	(11,565)	(2,917)
Acquisition of non-controlling interest
Disposition upon wound-up of a subsidiary
Balance, March 31, 2019	60,341	65,601
Henan Huawei [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2018	5,909	4,084
Share of net income (loss)	892	1,313
Share of other comprehensive income (loss)	(204)	512
Distributions	(1,694)
Acquisition of non-controlling interest
Disposition upon wound-up of a subsidiary
Balance, March 31, 2019	4,903	5,909
Yunxiang [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2018	3,532	3,664
Share of net income (loss)	(365)	(374)
Share of other comprehensive income (loss)	(150)	242
Distributions
Acquisition of non-controlling interest
Disposition upon wound-up of a subsidiary
Balance, March 31, 2019	3,017	3,532
Guangdong Found [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2018	(2,545)	(2,848)
Share of net income (loss)	352	341
Share of other comprehensive income (loss)	954	(38)
Distributions
Acquisition of non-controlling interest	1,794
Disposition upon wound-up of a subsidiary	(1,002)
Balance, March 31, 2019	(447)	(2,545)
SX Gold [Member]
Disclosure of subsidiaries [line items]
Balance, April 1, 2018	(3,554)	(3,898)
Share of net income (loss)	1,452	392
Share of other comprehensive income (loss)	23	(48)
Distributions
Acquisition of non-controlling interest
Disposition upon wound-up of a subsidiary
Balance, March 31, 2019	$ (2,079)	$ (3,554)